S000011692 [Member] Investment Objectives and Goals - Midas Discovery	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MIDAS DISCOVERY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Midas Discovery seeks primarily capital appreciation and protection against inflation
Objective, Secondary [Text Block]	and, secondarily, current income.